Taxation - Disclosure of temporary differences, unused tax credits and unused tax losses (Details) - USD ($) $ in Billions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	$ 26.9	$ 25.4
Taxable temporary differences associated with investments in subsidiaries and equity-accounted entities	0.8	1.5
Fixed Asset Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	46.1	40.4
UK Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	23.0	21.5
Internal Revenue Service (IRS) | US Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2.4	2.3
Unused tax credits for which no deferred tax asset recognised	$ 3.9	3.9
Internal Revenue Service (IRS) | US Tax Authority | Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate computed at the weighted average statutory ratea	3.00%
Internal Revenue Service (IRS) | US Tax Authority | Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate computed at the weighted average statutory ratea	10.00%
Her Majesty's Revenue and Customs, And Other Foreign Tax Authorities, Excluding Internal Revenue Service
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 6.0	$ 3.5